Risk Management - Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Held-to-maturity securities	[1]	¥ 1,533,753	¥ 1,189,369
Available-for-sale securities		1,429,287	1,215,603
Securities at fair value through profit or loss		206,771	161,570
Term deposits		529,488	545,678
Cash and cash equivalents		60,440	56,655	¥ 53,339	¥ 50,848
Total		4,516,532	3,907,620
Financial liabilities
Interest-bearing loans and other borrowings		18,686	19,556
Equity securities [member]
Financial assets
Available-for-sale securities		635,743	634,793
Debt securities [member]
Financial assets
Held-to-maturity securities		1,533,753	1,189,369
Available-for-sale securities		793,544	580,810
Currency risk [member]
Financial assets
Term deposits		7,785	7,990
Cash and cash equivalents		2,466	2,400
Total		111,773	141,166
Financial liabilities
Interest-bearing loans and other borrowings		18,686	19,556
Total		18,686	19,556
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		86,683	118,204
Securities at fair value through profit or loss		8,424	6,953
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		131	220
Loans		1,292	1,445
Available-for-sale securities		4,696	3,615
Securities at fair value through profit or loss		296	339
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		7,785	7,990
Cash and cash equivalents		1,920	598
Total		31,795	28,228
Financial liabilities
Interest-bearing loans and other borrowings		11,668	11,940
Total		11,668	11,940
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		10,989	9,711
Securities at fair value through profit or loss		4,776	4,352
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		131	220
Loans		1,292	1,445
Available-for-sale securities		4,696	3,615
Securities at fair value through profit or loss		206	297
Currency risk [member] | HK dollar [member]
Financial assets
Cash and cash equivalents		198	1,297
Total		76,789	109,975
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		75,694	108,493
Securities at fair value through profit or loss		897	185
Currency risk [member] | GB pound [member]
Financial assets
Cash and cash equivalents		289	358
Total		698	729
Financial liabilities
Interest-bearing loans and other borrowings		2,366	2,444
Total		2,366	2,444
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		391	350
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		18	21
Currency risk [member] | EUR [member]
Financial assets
Cash and cash equivalents		56	140
Total		1,500	1,370
Financial liabilities
Interest-bearing loans and other borrowings		4,652	5,172
Total		4,652	5,172
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		1,433	1,219
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		11	11
Currency risk [member] | Others [member]
Financial assets
Cash and cash equivalents		3	7
Total		991	864
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		927	847
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		¥ 61	¥ 10

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.